Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Class I
Shareholder Report [Line Items]
Fund Name	O’Shaughnessy Market Leaders Value Fund
Class Name	Class I
Trading Symbol	OFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the O’Shaughnessy Market Leaders Value Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://osfunds.com/. You can also request this information by contacting us at 1-877-291-7827.
Additional Information Phone Number	1-877-291-7827
Additional Information Website	https://osfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://osfunds.com/ for more recent performance information.
Net Assets	$ 222,181,868
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 450,275
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$222,181,868
Number of Holdings	61
Net Advisory Fee	$450,275
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
AppLovin Corp.	7.6%
Wells Fargo & Co.	5.2%
Synchrony Financial	4.2%
Altria Group, Inc.	3.8%
GoDaddy, Inc.	3.5%
Caterpillar, Inc.	3.3%
Johnson & Johnson	3.3%
Lockheed Martin Corp.	3.0%
General Mills, Inc.	3.0%
Fidelity National Information Services, Inc.	2.9%

Updated Prospectus Web Address	https://osfunds.com/